FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value of Financial Instruments
RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		Netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(1)		626		262		―		―	888
Interest rate instruments		―		68		―		―	68
Commodity contracts subject to rate recovery		13		―		61		―	74
Commodity contracts not subject to rate recovery		28		15		―		―	43
Investments		1		―		―		―	1
Total		$668		$345		$61	$	―	$1,074
Liabilities:
Interest rate instruments	$	―		$126	$	―	$	―	$126
Commodity contracts subject to rate recovery		23		9		―		(23)	9
Commodity contracts not subject to rate recovery		6		23		―		(11)	18
Total		$29		$158	$	―		$(34)	$153

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Interest rate instruments		―		66		―		―	66
Commodity contracts subject to rate recovery		10		1		23		―	34
Commodity contracts not subject to rate recovery		15		35		―		(2)	48
Investments		5		―		―		―	5
Total		$590		$335		$23		$(2)	$946
Liabilities:
Interest rate instruments		$1		$124	$	―	$	―	$125
Commodity contracts subject to rate recovery		61		13		―		(61)	13
Commodity contracts not subject to rate recovery		1		52		―		(4)	49
Total		$63		$189	$	―		$(65)	$187
(1) Excludes cash balances and cash equivalents.

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1		Level 2		Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$12	$	―	$	―		$36	$36
Total long-term debt(2)	11,873		―		12,287		956	13,243
Preferred stock of subsidiaries	99		―		107		―	107
SDG&E:
Total long-term debt(3)	$4,135	$	―		$4,243		$345	$4,588
Contingently redeemable preferred stock	79		―		85		―	85
SoCalGas:
Total long-term debt(4)	$1,413	$	―		$1,599	$	―	$1,599
Preferred stock	22		―		24		―	24

	December 31, 2011
	Carrying	Fair Value
	Amount	Level 1		Level 2		Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$21	$	―	$	―		$48	$48
Total long-term debt(2)	9,826		―		10,447		600	11,047
Preferred stock of subsidiaries	99		―		106		―	106
SDG&E:
Total long-term debt(3)	$3,895	$	―		$3,933		$355	$4,288
Contingently redeemable preferred stock	79		―		86		―	86
SoCalGas:
Total long-term debt(4)	$1,313	$	―		$1,506	$	―	$1,506
Preferred stock	22		―		23		―	23
(1)	Investments in affordable housing partnerships at Parent and Other.
(2)	Before reductions for unamortized discount (net of premium) of $16 million at both December 31, 2012 and 2011, and excluding capital leases of $189 million at December 31, 2012 and $204 million at December 31, 2011, and commercial paper classified as long-term debt of $300 million at December 31, 2012 and $400 million at December 31, 2011. We discuss our long-term debt in Note 5.
(3)	Before reductions for unamortized discount of $12 million at December 31, 2012 and $11 million at December 31, 2011, and excluding capital leases of $185 million at December 31, 2012 and $193 million at December 31, 2011.
(4)	Before reductions for unamortized discount of $4 million at December 31, 2012 and $3 million at December 31, 2011, and excluding capital leases of $4 million at December 31, 2012 and $11 million at December 31, 2011.

Schedule Of Cash Collateral Not Offset With Derivative Instruments [Abstract]
Schedule Of Fair Value of Cash Collateral Receivables Not Offset on the Consolidated Balance Sheets
	December 31,
(Dollars in millions)	2012	2011
Sempra Energy Consolidated	$35	$20
SDG&E	13	10
SoCalGas	3	2

Schedule Of Recurring Fair Value Assets Liabilities [Abstract]
Schedule Of Recurring Fair Value Measures
RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(1)		626		262		―		―	888
Commodity contracts subject to rate recovery		12		―		61		―	73
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$639		$262		$61	$	―	$962

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		23		8		―		(23)	8
Total		$23		$89	$	―		$(23)	$89

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Commodity contracts subject to rate recovery		9		―		23		―	32
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$570		$233		$23	$	―	$826

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		61		12		―		(61)	12
Total		$61		$93	$	―		$(61)	$93
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1	$	―	$	―	$	―	$1
Commodity contracts not subject to rate recovery		3		―		―		―	3
Total		$4	$	―	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1		$1	$	―	$	―	$2
Commodity contracts not subject to rate recovery		2		―		―		―	2
Total		$3		$1	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

Schedule Of Recurring Fair Value Assets Liabilities Unobservable Input Reconciliation [Abstract]
Schedule Of Recurring Fair Value Measures Level 3 Rollforward
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Balance as of January 1	$23	$2	$10
Realized and unrealized gains (losses)	31	32	(16)
Allocated transmission instruments	58	7	8
Settlements	(51)	(18)	―
Balance as of December 31	$61	$23	$2
Change in unrealized gains or losses relating to
instruments still held at December 31	$17	$17	$(9)

Schedule Of Non Recurring Fair Value Measures [Abstract]
Schedule Of Non Recurring Fair Value Measures
NON-RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
% of
	Estimated		Fair	Fair Value
	Fair		Value	Measure-		Range of
	Value(1)	Valuation Technique	Hierarchy	ment	Inputs Used to Develop Measurement	Inputs
Investment in
Rockies Express	$ 369(2)	Market approach	Level 2	67%	Equity sale offer price	100%

		Probability weighted	Level 3	33%	Combined transportation rate assumption(4)	6% - 78%
		discounted cash flow			Counterparty credit risk on existing contracts	Low
					Operation and maintenance escalation rate	0% - 1%
					Forecasted interest rate on debt to be refinanced	5% - 10%
					Discount rate	8% - 10%
Investment in
RBS Sempra
Commodities	$ 126(3)	Discounted cash flow	Level 3	100%	Future cash distributions	90% - 110%
(1)	At measurement date.
(2)	Estimated fair value does not include $13 million of equity earnings and $21 million of dividend distributions that occurred subsequent to September 30, 2012.
(3)	There have been no earnings or distributions subsequent to September 30, 2011.
(4)	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.